Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Matisse Discounted Bond CEF Strategy (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Matisse Discounted Bond CEF Strategy
Class Name	Institutional Class
Trading Symbol	MDFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Matisse Discounted Bond CEF Strategy for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundinfopages.com/MDFIX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://fundinfopages.com/MDFIX
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MDFIX	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 70,607,481
Holdings Count | Holdings	47
Investment Company, Portfolio Turnover	31.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Net Assets	$70,607,481
Number of Holdings	47
Annual Portfolio Turnover	31.49%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
PIMCO California Municipal Income Fund II	2.9%
Putnam Municipal Opportunities Trust	2.9%
Western Asset Inflation-Linked Opportunities & Income Fund	2.9%
BNY Mellon Municipal Bond Infrastructure Fund Inc	2.8%
PIMCO New York Municipal Income Fund II	2.8%
PIMCO New York Municipal Income Fund	2.7%
abrdn National Municipal Income Fund	2.7%
Morgan Stanley Emerging Markets Domestic Debt Fund Inc	2.6%
BNY Mellon Strategic Municipals Inc	2.5%
RiverNorth/DoubleLine Strategic Opportunity Fund Inc	2.5%

Accountant Change Statement [Text Block]	In January 2024, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Fund and in March 2024, Tait, Weller & Baker, LLP (“Tait Weller”) was appointed.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

In January 2024, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Fund and in March 2024, Tait, Weller & Baker, LLP (“Tait Weller”) was appointed. During the fiscal year ended March 31, 2023 and for the interim period ended January 30, 2024, there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of Cohen, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.

Matisse Discounted Closed-End Fund Strategy (Institutional Class Shares)
Shareholder Report [Line Items]
Fund Name	Matisse Discounted Closed-End Fund Strategy
Class Name	Institutional Class Shares
Trading Symbol	MDCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Matisse Discounted Closed-End Fund Strategy for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundinfopages.com/MDCEX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://fundinfopages.com/MDCEX
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MDCEX	$79	1.55%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%
Net Assets	$ 48,132,939
Holdings Count | Holdings	39
Investment Company, Portfolio Turnover	7.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Net Assets	$48,132,939
Number of Holdings	39
Annual Portfolio Turnover	7.21%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Pershing Square Holdings Ltd/Fund	6.9%
Tetragon Financial Group Ltd	6.8%
Destra Multi-Alternative Fund	4.8%
NexPoint Diversified Real Estate Trust	4.2%
Taiwan Fund Inc/The	4.1%
Tortoise Energy Infrastructure Corp	4.1%
Morgan Stanley China A Share Fund Inc	3.9%
Central Securities Corp	3.8%
Tortoise Sustainable and Social Impact Term Fund	3.8%
Highland Global Allocation Fund/CEF	3.6%

Accountant Change Statement [Text Block]	In January 2024, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Fund and in March 2024, Tait, Weller & Baker, LLP (“Tait Weller”) was appointed.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

In January 2024, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Fund and in March 2024, Tait, Weller & Baker, LLP (“Tait Weller”) was appointed. During the fiscal year ended March 31, 2023 and for the interim period ended January 30, 2024, there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of Cohen, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.